Acquisitions (Tables)	12 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Summary of Preliminary Purchase Price Allocation

. The following table summarizes the preliminary purchase price allocation as of March 31 2017:

Fair value of assets acquired and liabilities assumed:
Prepaid expenses	$65
Accounts receivable	237
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,098
Deferred revenue	(796)
Accrued liabilities	(128)
Total fair value of assets acquired and liabilities assumed	$6,174

Summary of Estimated Fair Values And Useful Lives of the Identifiable Intangible Assets Acquired and Risk Adjusted Discount Rates

The following table presents the estimated fair values and useful lives of the identifiable intangible assets acquired and risk-adjusted discount rates used in the valuation:

	Amount	Estimated Useful Life (in years)	Risk Adjusted Discount Rates used in Valuation
Developed technology	$1,546	10	18%
Customer relationships	108	7	18%
Total identifiable intangible assets	$1,654

Summary of Pro Forma Financial Information

The unaudited pro forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the operations of the Company and iSheriff. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of the results of operations that actually would have been achieved had the acquisition occurred as of April 1, 2015, nor are they intended to represent or be indicative of future results of operations:

	Year ended March 31,
	2017	2016
Revenue	$187,577	$142,951
Net loss	(6,842)	(8,690)

Basic and diluted net loss per share	$(0.12)	$(0.21)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	54,810	40,826